NON-CONTROLLING INTERESTS - Schedule of Financial Information of Significant Investments Non-controlling Interest in Subsidiaries (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) MW	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of subsidiaries [line items]
Revenues	$ 3,728	$ 4,142	$ 3,967
Net (loss) income	(2,343)	433	308
Comprehensive income (loss)	(1,417)	1,137	1,162
Property, plant and equipment, at fair value	39,699	38,696
Total assets	46,267	44,129
Total liabilities	$ 37,035	32,021
448 MW Hydroelectric Portfolio, United States
Disclosure of subsidiaries [line items]
Hydroelectric power capacity | MW	448
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Net (loss) income	$ 1	193	481
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership		193	481
Carrying value of non-controlling interests	9,305	10,508
Total
Disclosure of subsidiaries [line items]
Revenues	3,027	3,530	3,293
Net (loss) income	50	320	705
Comprehensive income (loss)	269	1,034	1,696
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	1	193	481
Property, plant and equipment, at fair value	31,350	30,862
Total assets	35,124	33,956
Total borrowings	12,376	11,470
Total liabilities	20,239	18,543
Carrying value of non-controlling interests	9,305	10,508
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Revenues	0	4	51
Net (loss) income	0	33	31
Comprehensive income (loss)	0	36	(15)
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	0	22	27
Property, plant and equipment, at fair value	0	0
Total assets	0	68
Total borrowings	0	0
Total liabilities	0	0
Carrying value of non-controlling interests	$ 0	51
Brookfield Americas Infrastructure Fund | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	78.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Revenues	$ 168	197	187
Net (loss) income	54	(21)	45
Comprehensive income (loss)	(13)	(135)	108
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	32	(11)	27
Property, plant and equipment, at fair value	2,154	2,218
Total assets	2,238	2,306
Total borrowings	1,024	585
Total liabilities	1,167	656
Carrying value of non-controlling interests	$ 641	995
Brookfield Infrastructure Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	58.00%
Brookfield Infrastructure Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	60.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Revenues	$ 79	75	65
Net (loss) income	3	(6)	18
Comprehensive income (loss)	(489)	11	36
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	2	(4)	13
Property, plant and equipment, at fair value	1,615	2,073
Total assets	1,629	2,088
Total borrowings	806	461
Total liabilities	882	474
Carrying value of non-controlling interests	$ 534	1,152
Brookfield Infrastructure Fund III | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	71.00%
Brookfield Infrastructure Fund III | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	71.00%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Revenues	$ 208	181	128
Net (loss) income	(67)	(56)	(4)
Comprehensive income (loss)	46	(267)	269
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	(52)	(42)	(3)
Property, plant and equipment, at fair value	2,157	1,948
Total assets	2,401	2,248
Total borrowings	1,048	966
Total liabilities	1,234	1,128
Carrying value of non-controlling interests	$ 873	843
Brookfield Infrastructure Fund IV | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	75.00%
Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Revenues	$ 0	53	45
Net (loss) income	0	8	411
Comprehensive income (loss)	0	(43)	411
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	0	(2)	291
Property, plant and equipment, at fair value	0	0
Total assets	0	0
Total borrowings	0	0
Total liabilities	0	0
Carrying value of non-controlling interests	0	0
U.S Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Revenues	118	124	158
Net (loss) income	15	2	77
Comprehensive income (loss)	(940)	(488)	(181)
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	5	2	37
Property, plant and equipment, at fair value	1,701	2,790
Total assets	2,173	2,865
Total borrowings	750	733
Total liabilities	865	821
Carrying value of non-controlling interests	$ 805	1,009
U.S Hydroelectric Portfolio | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	49.90%
U.S Hydroelectric Portfolio | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	50.00%
U.S Hydroelectric Portfolio | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	83.50%
U.S Hydroelectric Portfolio | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	84.00%
U.S Hydroelectric Portfolio | Top of range | Other Non-Controlling Interests
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	25.00%
U.S Hydroelectric Portfolio | Top of range | Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	58.50%
U.S Hydroelectric Portfolio | Top of range | Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	49.90%
Isagen
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	62.70%
Revenues	$ 1,293	1,489	1,285
Net (loss) income	186	191	186
Comprehensive income (loss)	1,858	1,712	1,331
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	133	148	144
Property, plant and equipment, at fair value	15,219	12,431
Total assets	16,764	13,958
Total borrowings	3,596	3,251
Total liabilities	8,912	7,443
Carrying value of non-controlling interests	$ 4,926	5,041
Isagen | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	63.00%
Isagen | Brookfield Global Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	6.80%
Isagen | Isagen Institutional Partners
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	55.60%
The Catalyst Group
Disclosure of subsidiaries [line items]
Revenues	$ 138	129	102
Net (loss) income	56	49	27
Comprehensive income (loss)	318	37	40
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	14	12	7
Property, plant and equipment, at fair value	1,238	996
Total assets	1,248	1,007
Total borrowings	353	394
Total liabilities	360	406
Carrying value of non-controlling interests	$ 196	125
The Catalyst Group | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	25.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	77.40%
Revenues	$ 985	1,199	1,213
Net (loss) income	(181)	131	(27)
Comprehensive income (loss)	(388)	48	(93)
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	(119)	73	(34)
Property, plant and equipment, at fair value	6,315	7,933
Total assets	7,085	8,731
Total borrowings	4,416	5,006
Total liabilities	6,040	7,281
Carrying value of non-controlling interests	$ 815	1,056
TerraForm Power | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	61.00%
TerraForm Power | Brookfield Global Infrastructure Fund
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	6.80%
Other
Disclosure of subsidiaries [line items]
Revenues	$ 38	79	59
Net (loss) income	(16)	(11)	(59)
Comprehensive income (loss)	(123)	123	(210)
Net income allocated to participating non-controlling interests – in a holding subsidiary held by the partnership	(14)	(5)	$ (28)
Property, plant and equipment, at fair value	951	473
Total assets	1,586	685
Total borrowings	383	74
Total liabilities	779	334
Carrying value of non-controlling interests	$ 515	$ 236
Other | Other Non-Controlling Interests | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	0.30%
Other | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	6.80%
Other | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties percentage	30.00%